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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                               1275 Pennsylvania Avenue NW
                                               Washington, D.C. 20004-2415
                                               202.383.0100
                                               fax 202.637.3593
                                               www.sutherland.com
                                               ATLANTA AUSTIN HOUSTON
                                               NEW YORK TALLAHASEE WASHINGTON DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com

May 13, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Post-Effective Amendment No. 3
     First MetLife Investors Insurance Company
     First MetLife Investors Variable Annuity Account One
     File No. 333-152450 (Class XTRA)

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we have attached for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 3 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts (the "Contracts") issued through the Account.

This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act, to add new disclosure to the prospectus, for Contracts issued after a specified date: (i) removing the Compounding Income Amount feature of the Lifetime Withdrawal Guarantee II rider; and (ii) changing the Withdrawal Rates for the Lifetime Withdrawal Guarantee II rider.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.

Sincerely,


/s/ W. Thomas Conner
--------------------------------------
W. Thomas Conner
Attachment

cc:  Michele H. Abate, Esq.
     John M. Richards, Esq.
     Lisa A. Flanagan, Esq.